COMBINED CONDENSED FINANCIAL STATEMENTS OF BROOKFIELD ASSET MANAGEMENT REINSURANCE PARTNERS LTD - Schedule I – Combined Condensed Statements Of Financial Position (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and cash equivalents	$ 393	$ 35	$ 13	$ 8
Total assets	11,493	1,440
Liabilities
Due to related party	65	6
Due to related parties	467	0
Total liabilities	10,058	1,357
Equity
Equity	1,499	0
Total equity	1,435	83	66	52
Total liabilities and equity	11,493	1,440
BROOKFIELD ASSET MANAGEMENT REINSURANCE PARTNERS LTD.
Assets
Cash and cash equivalents	25	0	0	0
Investments in subsidiaries	1,415	83
Total assets	1,440	83
Liabilities
Due to related party	1	0
Due to related parties	4	0
Total liabilities	5	0
Equity
Equity	1,499	78
Total equity	1,435	83	66	52
Total liabilities and equity	1,440	83
BROOKFIELD ASSET MANAGEMENT REINSURANCE PARTNERS LTD. | Accumulated Surplus (Deficit)
Equity
Total equity	(48)	1	0	(6)
BROOKFIELD ASSET MANAGEMENT REINSURANCE PARTNERS LTD. | Accumulated Other Comprehensive Income (Loss)
Equity
Total equity	$ (16)	$ 4	$ 1	$ (2)